Cover	Apr. 29, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Realty Income (as defined below) on April 29, 2021 (the "Original Form 8-K") to correct the item number under which certain information was previously disclosed in the Original Form 8-K. Specifically, the Original Form 8-K is hereby amended and restated in its entirety to provide that the information previously disclosed under Item 8.01—Other Events, including Exhibits 99.1 and 99.2 to the Original Form 8-K, is furnished under Item 7.01—Regulation FD Disclosure and shall not be deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, and is not incorporated by reference into any of Realty Income’s filings, whether made before or after the date hereof, regardless of any general incorporation language in any such filing.
Document Period End Date	Apr. 29, 2021
Entity File Number	1-13374
Entity Registrant Name	REALTY INCOME CORPORATION
Entity Central Index Key	0000726728
Entity Tax Identification Number	33-0580106
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	11995 El Camino Real
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	284-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	O
Security Exchange Name	NYSE
1.625% Notes due 2030 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.625% Notes due 2030
Trading Symbol	O30
Security Exchange Name	NYSE